SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended
	Feb. 28, 2013	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Convertible Note [Member]	Feb. 19, 2013 Convertible Note [Member]
Subsequent Event [Line Items]
Common stock issued for accrued interest, Shares		15,384
Common Stock Issued for Accrued Interest, Value		$ 6,000					$ 30,462
Market price per share		$ 0.39
Stock Issued During Period Upon Exercise Of Options And Warrants	80,000
Warrants, exercise price		0.25							0.40
Common Stock Issued For Options And Warrants Exercised For Cash Amount	20,000				278,675	849,821	1,224,442
Original principal balance			100,000						3,400,000
Amount of debt received by company			706,467				400,000	750,000
Amount of debt to be funded contingent on meeting future milestone	3,000,000								2,650,000
Debt instrument period								2 years
Convertible debt, effective interest rate								8.50%
Conversion rate					$ 0.70	$ 0.48			$ 0.40
Warrant exercise period									5 years
Warrants issued in conjunction with convertible notes									937,500
Additional debt								1,000,000
Payments on borrowings			964,050	183,398	240,162	151,052	717,277	445,000
Amount of claim filed against Halliburton	$ 300,000,000